                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY



 Investment Company Act file number      811-04847
                                   ---------------------------------------------

     Eclipse Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     51 Madison Avenue, New York, New York                          10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054
--------------------------------------------------------------------------------
(Name and address of agent for service)


Registrant's telephone number, including area code:    212-576-7000
                                                    ----------------------------



Date of fiscal year end:      October 31
                         -------------------------------------------------------


Date of reporting period:     July 31, 2006
                          ------------------------------------------------------



Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2006 is filed herewith.

MAINSTAY BALANCED FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  LONG-TERM BONDS (39.4%)         +
  CONVERTIBLE BOND (0.0%)         ++
  INTERNET (0.0%)                 ++
  At Home Corp.
     4.75%, due 12/15/06          (a) (b) (c)       $   177,810   $           18
                                                                  --------------
  Total Convertible Bond
     (Cost $13,325)                                                           18
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  CORPORATE BONDS (38.7%)
  AEROSPACE & DEFENSE (0.8%)
  General Dynamics Corp.
     4.50%, due 8/15/10                                 874,000          845,507
  United Technologies Corp.
     6.50%, due 6/1/09                                5,628,000        5,782,123
     7.125%, due 11/15/10                             3,380,000        3,589,334
                                                                  --------------
                                                                      10,216,964
                                                                  --------------
  AGRICULTURE (0.2%)
  Monsanto Co.
     7.375%, due 8/15/12                              2,000,000        2,161,458
                                                                  --------------
  AUTO PARTS & EQUIPMENT (0.3%)
  Johnson Controls, Inc.
     6.30%, due 2/1/08                                4,325,000        4,354,964
                                                                  --------------
  BANKS (6.0%)
  Bank of America Corp.
     7.40%, due 1/15/11                               1,000,000        1,071,634
     7.80%, due 2/15/10                               4,500,000        4,825,161
  Bank One Corp.
     6.00%, due 8/1/08                                5,247,000        5,296,930
     7.875%, due 8/1/10                               7,000,000        7,575,925
  Bank One N.A.
     6.25%, due 2/15/08                               1,800,000        1,816,792
  BankAmerica Corp.
     7.125%, due 3/1/09                               1,660,000        1,724,046
  BankBoston N.A.
     6.375%, due 3/25/08                              1,000,000        1,013,665
  Deutsche Bank Financial, Inc.
     6.70%, due 12/13/06                              1,311,000        1,316,009
  FleetBoston Financial Corp.
     6.375%, due 5/15/08                              3,000,000        3,044,751
     7.375%, due 12/1/09                              1,200,000        1,269,797
  Mellon Bank N.A.
     7.625%, due 9/15/07                              1,311,000        1,338,949
  Mellon Funding Corp.
     6.375%, due 2/15/10                              1,960,000        2,013,483
     6.70%, due 3/1/08                                2,026,000        2,057,843
  SunTrust Banks, Inc.
     6.25%, due 6/1/08                                5,000,000        5,059,360
  U.S. Bancorp
     3.125%, due 3/15/08                                437,000          421,624
     6.875%, due 9/15/07                              3,000,000        3,033,810


                                     1 of 13

  U.S. Bank N.A.
     5.70%, due 12/15/08                              1,747,000        1,759,316
     6.30%, due 7/15/08                               3,305,000        3,371,166
     6.375%, due 8/1/11                               2,500,000        2,596,545
  Wachovia Bank N.A.
     7.80%, due 8/18/10                               7,525,000        8,103,627
  Wachovia Corp.
     6.15%, due 3/15/09                               1,920,000        1,950,586
     6.25%, due 8/4/08                                2,317,000        2,344,348
     6.375%, due 1/15/09                              1,736,000        1,777,121
  Wells Fargo & Co.
     3.50%, due 4/4/08                                  437,000          423,254
  Wells Fargo Bank N.A.
     6.45%, due 2/1/11                                3,847,000        3,994,355
     7.55%, due 6/21/10                               5,000,000        5,367,465
                                                                  --------------
                                                                      74,567,562
                                                                  --------------
  BEVERAGES (1.1%)
  Anheuser-Busch Cos., Inc.
     5.375%, due 9/15/08                                900,000          899,766
     5.625%, due 10/1/10                              1,500,000        1,514,083
     5.65%, due 9/15/08                                 454,000          456,257
     5.75%, due 4/1/10                                  655,000          663,843
     6.00%, due 4/15/11                               2,110,000        2,154,719
     7.50%, due 3/15/12                               4,200,000        4,576,765
     9.00%, due 12/1/09                               1,190,000        1,317,075
  PepsiCo., Inc.
     5.75%, due 1/15/08                               1,747,000        1,754,133
                                                                  --------------
                                                                      13,336,641
                                                                  --------------
  CHEMICALS (0.8%)
  E.I. du Pont de Nemours & Co.
     3.375%, due 11/15/07                               805,000          782,495
     4.75%, due 11/15/12                              2,000,000        1,903,108
     6.75%, due 9/1/07                                2,000,000        2,024,100
  Praxair, Inc.
     6.50%, due 3/1/08                                2,536,000        2,577,109
  Sherwin-Williams Co. (The)
     6.85%, due 2/1/07                                2,649,000        2,661,967
                                                                  --------------
                                                                       9,948,779
                                                                  --------------
  COMPUTERS (1.5%)
  Computer Sciences Corp.
     6.25%, due 3/15/09                               1,012,000        1,022,089
  Hewlett-Packard Co.
     5.50%, due 7/1/07                                1,200,000        1,199,303
     6.50%, due 7/1/12                                3,500,000        3,654,514
  International Business
     Machines Corp.
     4.75%, due 11/29/12                              1,500,000        1,439,979
     5.375%, due 2/1/09                                 958,000          959,018
     5.50%, due 1/15/09                                 467,000          469,015
     6.45%, due 8/1/07                                6,664,000        6,707,283
     7.50%, due 6/15/13                               2,840,000        3,144,266
                                                                  --------------
                                                                      18,595,467
                                                                  --------------
  COSMETICS & PERSONAL CARE
     (0.7%)
  Gillette Co. (The)
     2.875%, due 3/15/08                                437,000          420,200
     3.50%, due 10/15/07                              1,311,000        1,278,642
  Kimberly-Clark Corp.
     7.10%, due 8/1/07                                3,245,000        3,286,179
  Procter & Gamble Co. (The)
     4.75%, due 6/15/07                                 218,000          216,713
     6.875%, due 9/15/09                              3,877,000        4,043,486
                                                                  --------------
                                                                       9,245,220
                                                                  --------------


                                     2 of 13

  DIVERSIFIED FINANCIAL
     SERVICES (12.3%)
  American Express Credit Corp.
     3.00%, due 5/16/08                                 874,000          838,112
  Associates Corp. of N.A.
     6.25%, due 11/1/08                               1,800,000        1,829,284
  Bear Stearns Cos., Inc. (The)
     4.00%, due 1/31/08                               1,092,000        1,070,204
     7.625%, due 12/7/09                              3,250,000        3,462,696
     7.80%, due 8/15/07                               2,000,000        2,044,296
  Boeing Capital Corp.
     5.75%, due 2/15/07                                 859,000          860,395
  Caterpillar Financial
     Services Corp.
     4.875%, due 6/15/07                              1,725,000        1,715,097
  CIT Group, Inc.
     4.75%, due 12/15/10                                655,000          633,929
     5.50%, due 11/30/07                              1,000,000          998,444
     5.875%, due 10/15/08                             1,800,000        1,811,511
     6.875%, due 11/1/09                              2,500,000        2,589,005
     7.375%, due 4/2/07                               2,000,000        2,024,150
     7.75%, due 4/2/12                                4,000,000        4,378,276
  Citicorp
     6.375%, due 11/15/08                             1,500,000        1,531,800
     7.20%, due 6/15/07                               1,000,000        1,012,331
  Citigroup Global Markets
     Holdings, Inc.
     6.50%, due 2/15/08                               3,500,000        3,554,477
  Citigroup, Inc.
     5.00%, due 3/6/07                                  655,000          652,929
     6.50%, due 1/18/11                               1,474,000        1,531,984
     7.25%, due 10/1/10                               2,000,000        2,129,100
  Credit Suisse First Boston
     USA, Inc.
     6.125%, due 11/15/11                             6,462,000        6,613,282
     6.50%, due 6/1/08                                4,500,000        4,574,092
  General Electric Capital
     Corp.
     4.25%, due 1/15/08                                 437,000          429,908
     5.375%, due 3/15/07                                874,000          873,656
     6.50%, due 12/10/07                              2,000,000        2,026,890
     6.875%, due 11/15/10                             7,912,000        8,327,340
     7.375%, due 1/19/10                              5,000,000        5,296,590
  Goldman Sachs Group, Inc.
     (The)
     5.70%, due 9/1/12                                  874,000          870,216
     6.65%, due 5/15/09                               2,430,000        2,504,866
     7.35%, due 10/1/09                               7,650,000        8,010,828
     Series B
     7.80%, due 1/28/10                               4,000,000        4,281,836
  Heller Financial, Inc.
     7.375%, due 11/1/09                              5,000,000        5,290,490
  HSBC Finance Corp.
     5.875%, due 2/1/09                                 437,000          441,241
     6.375%, due 8/1/10                               1,657,000        1,704,143
     6.375%, due 11/27/12                             3,000,000        3,098,910
     6.40%, due 6/17/08                               3,600,000        3,658,036
     6.50%, due 11/15/08                              3,000,000        3,063,840
     6.75%, due 5/15/11                               2,374,000        2,483,316
     8.00%, due 7/15/10                               6,000,000        6,505,146
  International Lease Finance
     Corp.
     4.50%, due 5/1/08                                  437,000          429,369
     5.625%, due 6/1/07                                 655,000          654,863
     6.375%, due 3/15/09                              2,000,000        2,038,538
  John Deere Capital Corp.
     3.90%, due 1/15/08                                 218,000          213,242
     4.50%, due 8/22/07                                 437,000          432,232
     6.00%, due 2/15/09                               2,000,000        2,022,272
  JP Morgan & Co., Inc.
     6.25%, due 2/15/11                                 262,000          268,566


                                     3 of 13

  JPMorgan Chase & Co.
     6.75%, due 8/15/08                               1,405,000        1,438,182
  Lehman Brothers Holdings,
     Inc.
     4.46%, due 9/28/07           (d)                 2,000,000        1,984,480
     6.625%, due 1/18/12                              2,311,000        2,413,481
     7.00%, due 2/1/08                                4,143,000        4,225,761
     7.875%, due 8/15/10                              4,100,000        4,441,395
     8.25%, due 6/15/07                               1,000,000        1,022,988
  Lehman Brothers, Inc.
     6.50%, due 4/15/08                               1,600,000        1,621,558
  Merrill Lynch & Co., Inc.
     4.35%, due 3/12/07           (d)                 1,000,000          991,050
     4.71%, due 3/2/09            (d)                   437,000          423,440
     6.00%, due 2/17/09                               8,337,000        8,430,558
     6.375%, due 10/15/08                             1,112,000        1,131,908
  Morgan Stanley Dean Witter
     5.80%, due 4/1/07                                  874,000          875,098
     6.75%, due 4/15/11                               3,811,000        3,982,156
  Pitney Bowes Credit Corp.
     5.75%, due 8/15/08                                 874,000          879,459
  SLM Corp.
     3.625%, due 3/17/08                                437,000          423,480
     4.00%, due 1/15/09                                 437,000          422,236
     4.75%, due 3/2/09            (d)                 1,311,000        1,253,054
     5.625%, due 4/10/07                              2,000,000        1,999,444
     5.67%, due 1/31/14           (d)                   874,000          833,403
  Toyota Motor Credit Corp.
     5.50%, due 12/15/08                              1,477,000        1,478,761
  Wells Fargo Financial, Inc.
     5.875%, due 8/15/08                              2,316,000        2,335,269
     6.85%, due 7/15/09                                 109,000          112,587
                                                                  --------------
                                                                     153,501,476
                                                                  --------------
  ELECTRIC (0.6%)
  Consolidated Edison Co. of
     New York
     7.50%, due 9/1/10                                5,500,000        5,888,943
  Interstate Power & Light Co.
     6.625%, due 8/1/09                               1,311,000        1,337,671
                                                                  --------------
                                                                       7,226,614
                                                                  --------------
  ELECTRICAL COMPONENTS &
     EQUIPMENT (0.6%)
  Emerson Electric Co.
     5.00%, due 10/15/08                                262,000          259,237
     5.85%, due 3/15/09                               2,386,000        2,413,427
     7.125%, due 8/15/10                              4,500,000        4,776,192
                                                                  --------------
                                                                       7,448,856
                                                                  --------------
  ELECTRONICS (0.2%)
  Honeywell, Inc.
     7.00%, due 3/15/07                               2,376,000        2,393,247
     7.125%, due 4/15/08                                131,000          134,326
                                                                  --------------
                                                                       2,527,573
                                                                  --------------
  FOOD (2.6%)
  Campbell Soup Co.
     5.50%, due 3/15/07                               3,405,000        3,405,385
     6.75%, due 2/15/11                               3,450,000        3,602,621
  Kellogg Co.
     Series B
     6.60%, due 4/1/11                                7,500,000        7,800,112
  Nabisco, Inc.
     7.05%, due 7/15/07                               2,028,000        2,044,684
     7.55%, due 6/15/15                               5,180,000        5,766,790
  Sara Lee Corp.
     6.00%, due 1/15/08                               1,048,000        1,050,468


                                     4 of 13

  Sysco International Co.
     6.10%, due 6/1/12                                3,060,000        3,131,849
  Unilever Capital Corp.
     7.125%, due 11/1/10                              5,700,000        6,022,574
                                                                  --------------
                                                                      32,824,483
                                                                  --------------
  HEALTH CARE-PRODUCTS (0.2%)
  Johnson & Johnson
     6.625%, due 9/1/09                               2,371,000        2,461,814
                                                                  --------------
  INSURANCE (0.4%)
  Allstate Corp. (The)
     7.20%, due 12/1/09                               1,900,000        1,999,338
  John Hancock Financial
     Services, Inc.
     5.625%, due 12/1/08                              2,640,000        2,653,432
                                                                  --------------
                                                                       4,652,770
                                                                  --------------
  MACHINERY - CONSTRUCTION &
     MINING (0.7%)
  Caterpillar, Inc.
     6.55%, due 5/1/11                                3,915,000        4,099,146
     7.25%, due 9/15/09                               4,347,000        4,580,521
                                                                  --------------
                                                                       8,679,667
                                                                  --------------
  MACHINERY - DIVERSIFIED
     (1.1%)
  Deere & Co.
     6.95%, due 4/25/14                               5,000,000        5,378,765
     7.85%, due 5/15/10                               7,808,000        8,411,129
                                                                  --------------
                                                                      13,789,894
                                                                  --------------
  MEDIA (0.8%)
  Gannett Co., Inc.
     5.50%, due 4/1/07                                  437,000          435,565
     6.375%, due 4/1/12                               2,095,000        2,139,745
  Walt Disney Co. (The)
     6.375%, due 3/1/12                               7,000,000        7,244,881
                                                                  --------------
                                                                       9,820,191
                                                                  --------------
  MISCELLANEOUS - MANUFACTURING
     (0.8%)
  Honeywell International, Inc.
     7.50%, due 3/1/10                                6,985,000        7,440,073
  Illinois Tool Works, Inc.
     5.75%, due 3/1/09                                3,090,000        3,120,983
                                                                  --------------
                                                                      10,561,056
                                                                  --------------
  OIL & GAS (0.9%)
  Atlantic Richfield Co.
     5.90%, due 4/15/09                               1,000,000        1,014,147
  ChevronTexaco Capital Co.
     3.50%, due 9/17/07                                 706,000          690,847
  ConocoPhillips
     6.375%, due 3/30/09                              2,160,000        2,210,034
     8.75%, due 5/25/10                               4,440,000        4,930,500
  Texaco Capital, Inc.
     5.50%, due 1/15/09                               2,000,000        2,013,188
                                                                  --------------
                                                                      10,858,716
                                                                  --------------
  PHARMACEUTICALS (0.2%)
  Pharmacia Corp.
     5.875%, due 12/1/08                                437,000          441,384
  Warner-Lambert Co.
     6.00%, due 1/15/08                               2,218,000        2,232,896
                                                                  --------------
                                                                       2,674,280
                                                                  --------------
  RETAIL (1.5%)
  Kohl's Corp.


                                     5 of 13

     6.30%, due 3/1/11                                  612,000          628,063
  Target Corp.
     5.375%, due 6/15/09                              2,706,000        2,708,305
     5.40%, due 10/1/08                               1,700,000        1,701,129
     7.50%, due 8/15/10                               3,034,000        3,263,373
  Wal-Mart Stores, Inc.
&    6.875%, due 8/10/09                             10,088,000       10,501,104
     7.25%, due 6/1/13                                  349,000          380,301
                                                                  --------------
                                                                      19,182,275
                                                                  --------------
  SOFTWARE (0.4%)
  First Data Corp.
     5.625%, due 11/1/11                                661,000          660,862
     5.80%, due 12/15/08                              1,725,000        1,733,742
     6.375%, due 12/15/07                             2,133,000        2,150,638
                                                                  --------------
                                                                       4,545,242
                                                                  --------------
  TELECOMMUNICATIONS (3.8%)
& ALLTEL Corp.
     7.00%, due 7/1/12                               12,000,000       12,717,900
  Ameritech Capital Funding
     Corp.
     6.15%, due 1/15/08                               1,916,000        1,925,298
  AT&T Corp.
     7.30%, due 11/15/11                              4,000,000        4,281,004
  BellSouth Capital Funding
     Corp.
     7.75%, due 2/15/10                               6,000,000        6,383,136
  BellSouth Corp.
     6.00%, due 10/15/11                              2,000,000        2,015,124
  BellSouth Telecommunications,
     Inc.
     5.875%, due 1/15/09                                262,000          263,655
  GTE North, Inc.
     6.375%, due 2/15/10                                437,000          440,246
  New York Telephone Co.
     6.125%, due 1/15/10                                874,000          870,966
  Southwestern Bell Telephone
     Corp.
     6.375%, due 11/15/07                                87,000           87,721
     6.625%, due 7/15/07                              1,100,000        1,110,378
     7.00%, due 7/1/15                                5,000,000        5,284,710
  Verizon Communications, Inc.
     6.50%, due 9/15/11           (e)                 5,000,000        5,062,945
  Verizon Global Funding Corp.
     7.375%, due 9/1/12                               7,000,000        7,495,075
                                                                  --------------
                                                                      47,938,158
                                                                  --------------
  TEXTILES (0.2%)
  Cintas Corp. No. 2
     6.00%, due 6/1/12                                3,095,000        3,170,738
                                                                  --------------
  Total Corporate Bonds
     (Cost $498,044,028)                                             484,290,858
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  FEDERAL AGENCIES (0.6%)

  FANNIE MAE (COLLATERALIZED
     MORTGAGE OBLIGATIONS)
     (0.1%)
     Series 2003-17, Class QT
     5.00%, due 8/25/27                               1,031,000        1,011,614
     Series 2003-32, Class PG
     5.00%, due 10/25/27                                437,000          425,296
                                                                  --------------
                                                                       1,436,910
                                                                  --------------
  FEDERAL FARM CREDIT BANK
     (0.0%)                       ++
     3.875%, due 5/7/10                                 655,000          624,409
                                                                  --------------


                                     6 of 13

  FEDERAL HOME LOAN BANKS
     (0.1%)
     3.75%, due 4/1/10                                  655,000          623,557
     3.875%, due 2/12/10                                220,000          210,699
                                                                  --------------
                                                                         834,256
                                                                  --------------
  FEDERAL NATIONAL MORTGAGE
     ASSOCIATION (0.1%)
     4.686%, due 2/17/09          (d)                   874,000          849,755
                                                                  --------------
  FREDDIE MAC (COLLATERALIZED
     MORTGAGE OBLIGATIONS)
     (0.2%)
     Series 2734, Class JC
     3.50%, due 11/15/23                                979,170          951,318
     Series 2579, Class PG
     4.00%, due 3/15/27                                 144,787          143,000
     Series 2719, Class WB
     4.50%, due 8/15/21                               1,030,211          965,481
     Series 2589, Class GD
     5.00%, due 9/15/28                                 437,000          429,271
     Series 2600, Class MJ
     5.00%, due 9/15/29                                 437,000          419,158
                                                                  --------------
                                                                       2,908,228
                                                                  --------------
  GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION
     (COLLATERALIZED MORTGAGE
     OBLIGATIONS) (0.1%)
     Series 2003-19, Class BE
     4.50%, due 11/20/28                                 64,931           64,541
     Series 2003-50, Class PC
     5.50%, due 3/16/32                                 874,000          859,064
                                                                  --------------
                                                                         923,605
                                                                  --------------
  Total Federal Agencies
     (Cost $7,940,072)                                                 7,577,163
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  YANKEE BOND (0.1%)              (f)
  CHEMICALS (0.1%)
  Dow Capital B.V.
     8.50%, due 6/8/10                                  495,000          540,090
                                                                  --------------
  Total Yankee Bond
     (Cost $563,849)                                                     540,090
                                                                  --------------
  Total Long-Term Bonds
     (Cost $506,561,274)                                             492,408,129
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
  COMMON STOCKS (59.6%)
  AEROSPACE & DEFENSE (1.9%)
  Northrop Grumman Corp.                                122,766        8,125,882
  Raytheon Co.                                          161,233        7,266,771
  United Technologies Corp.                             131,109        8,153,669
                                                                  --------------
                                                                      23,546,322
                                                                  --------------
  AGRICULTURE (0.8%)
  North Atlantic Trading Co.,
     Inc.                         (c) (g) (h) (i)           130                1
  Reynolds American, Inc.                                 6,301          798,841
  UST, Inc.                       (e)                   182,860        9,243,573
                                                                  --------------
                                                                      10,042,415
                                                                  --------------
  AUTO MANUFACTURERS (0.4%)
  Ford Motor Co.                  (e)                   799,595        5,333,299
                                                                  --------------
  AUTO PARTS & EQUIPMENT (0.5%)
  Autoliv, Inc.                                         114,839        6,450,507
                                                                  --------------


                                     7 of 13

  BANKS (5.0%)
  Bank of America Corp.                                 161,642        8,329,412
  Bank of New York Co., Inc.
     (The)                                              242,272        8,142,762
  Commerce Bancshares, Inc.                             180,984        9,208,466
  First Citizens BancShares,
     Inc. Class A                                         2,781          576,112
& M&T Bank Corp.                                         90,469       11,029,980
  National City Corp.                                   223,605        8,049,780
  State Street Corp.                                    138,593        8,323,896
  U.S. Bancorp                                          257,542        8,241,344
                                                                  --------------
                                                                      61,901,752
                                                                  --------------
  BEVERAGES (0.5%)
  PepsiAmericas, Inc.                                   286,834        6,482,448
                                                                  --------------
  BUILDING MATERIALS (0.7%)
  Masco Corp.                     (e)                   226,247        6,047,582
  USG Corp.                       (e) (g)                63,595        2,948,264
                                                                  --------------
                                                                       8,995,846
                                                                  --------------
  COMMERCIAL SERVICES (0.4%)
  Quanta Services, Inc.           (e) (g)               134,541        2,147,274
  United Rentals, Inc.            (e) (g)                95,654        2,670,660
                                                                  --------------
                                                                       4,817,934
                                                                  --------------
  COMPUTERS (1.3%)
  Hewlett-Packard Co.                                   252,294        8,050,702
  International Business
     Machines Corp.                                     106,184        8,219,703
                                                                  --------------
                                                                      16,270,405
                                                                  --------------
  COSMETICS & PERSONAL CARE
     (0.7%)
  Colgate-Palmolive Co.                                   5,138          304,786
  Procter & Gamble Co. (The)                            144,392        8,114,830
                                                                  --------------
                                                                       8,419,616
                                                                  --------------
  DIVERSIFIED FINANCIAL
     SERVICES (5.8%)
  A.G. Edwards, Inc.                                    171,618        9,260,507
  Bear Stearns Cos., Inc. (The)                          60,067        8,521,705
  CIT Group, Inc.                                       160,086        7,349,548
  Citigroup, Inc.                                       173,088        8,361,881
  Countrywide Financial Corp.                             1,535           54,999
  Goldman Sachs Group, Inc.
     (The)                                               55,310        8,448,602
  Janus Capital Group, Inc.                              98,575        1,595,929
  JPMorgan Chase & Co.                                   87,205        3,978,292
  Lehman Brothers Holdings,
     Inc.                                               129,645        8,420,443
  Merrill Lynch & Co., Inc.                             114,755        8,356,459
  Morgan Stanley                                        126,412        8,406,398
  Student Loan Corp. (The)                                1,076          193,411
                                                                  --------------
                                                                      72,948,174
                                                                  --------------
  ELECTRIC (4.3%)
  American Electric Power Co.,
     Inc.                                               256,107        9,250,585
  Duke Energy Corp.                                     270,521        8,202,197
  Edison International                                  214,879        8,891,693
  Entergy Corp.                                         125,894        9,706,427
& NRG Energy, Inc.                (e) (g)               212,251       10,453,362
  Wisconsin Energy Corp.                                167,503        7,068,627
                                                                  --------------
                                                                      53,572,891
                                                                  --------------
  ELECTRICAL COMPONENTS &
     EQUIPMENT (0.6%)
  Emerson Electric Co.                                   98,378        7,763,992
                                                                  --------------
  ELECTRONICS (0.1%)
  Avnet, Inc.                     (g)                    80,850        1,471,470
                                                                  --------------
  ENVIRONMENTAL CONTROL (1.3%)


                                     8 of 13

  Republic Services, Inc.                               213,217        8,562,795
  Waste Management, Inc.                                235,397        8,092,949
                                                                  --------------
                                                                      16,655,744
                                                                  --------------
  FOOD (1.2%)
  General Mills, Inc.                                   157,368        8,167,399
  Kraft Foods, Inc. Class A       (e)                   200,757        6,504,527
                                                                  --------------
                                                                      14,671,926
                                                                  --------------
  FOREST PRODUCTS & PAPER
     (0.2%)
  MeadWestvaco Corp.                                     69,623        1,818,553
                                                                  --------------
  HEALTH CARE-SERVICES (0.5%)
  Aetna, Inc.                                           194,080        6,111,579
                                                                  --------------
  HOUSEHOLD PRODUCTS & WARES
     (1.5%)
& Clorox Co. (The)                                      182,312       10,927,781
  Kimberly-Clark Corp.                                  132,857        8,110,920
                                                                  --------------
                                                                      19,038,701
                                                                  --------------
  INSURANCE (10.7%)
  AFLAC, Inc.                                            40,530        1,788,994
  Allstate Corp. (The)                                  142,860        8,117,305
  American Financial Group,
     Inc.                         (e)                    72,592        3,056,849
  American National Insurance
     Co.                                                 10,325        1,183,555
& AmerUs Group Co.                (e)                   146,713        9,842,975
  Assurant, Inc.                  (e)                   126,475        6,092,301
& CIGNA Corp.                                           113,940       10,397,025
  Genworth Financial, Inc.
     Class A                                            242,630        8,322,209
  Lincoln National Corp.                                144,748        8,204,317
  Loews Corp.                                           168,818        6,256,395
  Nationwide Financial
     Services, Inc. Class A                              58,742        2,648,089
  Old Republic International
     Corp.                                              373,132        7,936,518
  PMI Group, Inc. (The)                                 168,422        7,151,198
  Principal Financial Group,
     Inc.                                               151,420        8,176,680
  Progressive Corp. (The)                               162,408        3,928,650
  Prudential Financial, Inc.                            104,186        8,193,187
  Radian Group, Inc.                                     94,491        5,814,031
  SAFECO Corp.                                          133,217        7,156,417
  StanCorp Financial Group,
     Inc.                                               199,472        8,595,248
& Torchmark Corp.                                       174,661       10,561,751
                                                                  --------------
                                                                     133,423,694
                                                                  --------------
  INTERNET (0.4%)
  IAC/InterActiveCorp             (g)                   186,127        4,413,071
                                                                  --------------
  IRON & STEEL (1.5%)
  Nucor Corp.                                           137,322        7,301,411
  Reliance Steel & Aluminum Co.                         151,225        5,421,416
  Steel Dynamics, Inc.                                  103,496        6,004,838
                                                                  --------------
                                                                      18,727,665
                                                                  --------------
  MACHINERY - DIVERSIFIED
     (0.8%)
  Deere & Co.                                           103,107        7,482,475
  Flowserve Corp.                 (g)                    49,776        2,578,397
                                                                  --------------
                                                                      10,060,872
                                                                  --------------
  MEDIA (1.9%)
  CBS Corp. Class B                                     302,419        8,295,353
  Clear Channel Communications,
     Inc.                                               266,650        7,719,517
  Gannett Co., Inc.                                     142,776        7,441,485
                                                                  --------------
                                                                      23,456,355
                                                                  --------------
  METAL FABRICATE & HARDWARE
     (0.5%)
  Commercial Metals Co.                                 265,387        6,021,631
                                                                  --------------


                                     9 of 13

  MISCELLANEOUS - MANUFACTURING
     (0.2%)
  SPX Corp.                                              47,228        2,581,010
                                                                  --------------
  OIL & GAS (3.5%)
  Anadarko Petroleum Corp.                              181,202        8,288,179
  Devon Energy Corp.                                    134,485        8,693,110
  ExxonMobil Corp.                                      124,932        8,462,894
  Hess Corp.                      (e)                   166,837        8,825,677
  Sunoco, Inc.                                          123,794        8,608,635
  W&T Offshore, Inc.                                     24,888          847,685
                                                                  --------------
                                                                      43,726,180
                                                                  --------------
  PHARMACEUTICALS (2.6%)
& AmerisourceBergen Corp.                               243,196       10,457,428
  King Pharmaceuticals, Inc.      (g)                   209,525        3,566,116
  Merck & Co., Inc.                                     209,142        8,422,148
  Pfizer, Inc.                                          329,047        8,551,932
  Watson Pharmaceuticals, Inc.    (g)                    73,994        1,656,726
                                                                  --------------
                                                                      32,654,350
                                                                  --------------
  REAL ESTATE INVESTMENT TRUSTS
     (1.3%)
  Annaly Mortgage Management,
     Inc.                         (e)                   599,096        7,674,420
  New Century Financial Corp.     (e)                   209,012        9,125,464
                                                                  --------------
                                                                      16,799,884
                                                                  --------------
  RETAIL (2.8%)
  AutoNation, Inc.                (e) (g)               353,576        6,965,447
  Circuit City Stores, Inc.       (e)                   336,594        8,246,553
  Dillard's, Inc. Class A                               323,367        9,710,711
  OfficeMax, Inc.                                       217,446        8,939,205
  United Auto Group, Inc.                                60,851        1,301,603
                                                                  --------------
                                                                      35,163,519
                                                                  --------------
  SAVINGS & LOANS (0.8%)
  Astoria Financial Corp.                               326,526        9,714,149
                                                                  --------------
  SEMICONDUCTORS (0.3%)
  Rambus, Inc.                    (e) (g)               240,171        4,234,215
                                                                  --------------
  SOFTWARE (0.5%)
  Fair Isaac Corp.                                      195,727        6,611,658
                                                                  --------------
  TELECOMMUNICATIONS (1.6%)
& CenturyTel, Inc.                                      277,184       10,690,987
  Crown Castle International
     Corp.                        (g)                   142,505        5,020,451
  Leap Wireless International,
     Inc.                         (g)                    26,235        1,172,705
  Polycom, Inc.                   (g)                   143,536        3,186,499
                                                                  --------------
                                                                      20,070,642
                                                                  --------------
  TOYS, GAMES & HOBBIES (0.7%)
  Mattel, Inc.                                          499,159        9,004,828
                                                                  --------------
  TRANSPORTATION (1.3%)
  Burlington Northern Santa Fe
     Corp.                                                9,013          621,086
  CSX Corp.                                               9,567          580,526
  Laidlaw International, Inc.                           263,365        6,979,173
  Union Pacific Corp.                                    93,461        7,944,185
                                                                  --------------
                                                                      16,124,970
                                                                  --------------
  TRUCKING & LEASING (0.5%)
  GATX Corp.                                            147,489        5,780,094
                                                                  --------------
  Total Common Stocks
     (Cost $697,903,715)                                             744,882,361
                                                                  --------------


                                    10 of 13

                                                       SHARES          VALUE
                                                    -----------   --------------
  CONVERTIBLE PREFERRED STOCK
     (0.0%)                       ++
  INTERNET (0.0%)                 ++
  Globix Corp.
     11.00%                       (c) (g) (h)             1,182            3,989
                                                                  --------------
  Total Convertible Preferred
     Stock
     (Cost $3,240)                                                         3,989
                                                                  --------------

                                                     NUMBER OF
                                                      WARRANTS         VALUE
                                                    -----------   --------------
  WARRANTS (0.0%)                 ++
  TELECOMMUNICATIONS (0.0%)       ++
  UbiquiTel, Inc.
     Strike Price $22.74
     Expire 4/15/10               (g) (h) (j)                65                1
                                                                  --------------
  Total Warrants
     (Cost $3,574)                                                             1
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  SHORT-TERM INVESTMENTS (6.3%)
  COMMERCIAL PAPER (2.1%)
  Barton Capital LLC
     5.272%, due 8/2/06           (k)               $ 2,380,174        2,380,174
     5.33%, due 8/15/06           (k)                 2,380,174        2,380,174
  Charta LLC
     5.405%, due 9/11/06          (k)                 2,380,174        2,380,174
  Den Danske Bank
     5.299%, due 8/8/06           (k)                 2,380,174        2,380,174
  Galaxy Funding
     5.408%, due 9/19/06          (k)                 2,380,174        2,380,174
  General Electric Capital
     Corp.
     5.274%, due 8/3/06           (k)                 2,380,174        2,380,174
  Lexington Parker Capital Co.
     5.341%, due 8/14/06          (k)                 2,380,174        2,380,174
  Old Line Funding LLC
     5.417%, due 9/12/06          (k)                 2,380,174        2,380,174
  Ranger Funding LLC
     5.265%, due 8/1/06           (k)                 2,380,174        2,380,174
  Sheffield Receivables Corp.
     5.317%, due 8/10/06          (k)                 2,380,174        2,380,174
  Westpac
     5.416%, due 9/15/06          (k)                 2,380,174        2,380,174
                                                                  --------------
  Total Commercial Paper
     (Cost $26,181,914)                                               26,181,914
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
  INVESTMENT COMPANY (1.4%)
  BGI Institutional Money
     Market Fund                  (k)                17,461,964       17,461,964
                                                                  --------------
  Total Investment Company
     (Cost $17,461,964)                                               17,461,964
                                                                  --------------


                                    11 of 13

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co.
     5.42%, dated 7/31/06 due
     8/1/06 Proceeds at
     Maturity $4,805,897
     (Collateralized by various
     bonds with a Principal
     Amount of $4,850,218 and a
     Market Value of
     $4,965,745)                  (k)               $ 4,805,174        4,805,174
                                                                  --------------
  Total Repurchase Agreement
     (Cost $4,805,174)                                                 4,805,174
                                                                  --------------
  TIME DEPOSITS (2.4%)
  Bank of America
     5.27%, due 9/22/06           (d) (k)             4,760,350        4,760,350
  Bank of Montreal
     5.35%, due 8/28/06           (k)                 2,380,174        2,380,174
  Calyon
     5.265%, due 8/2/06           (k)                 3,570,262        3,570,262
  Deutsche Bank
     5.30%, due 8/9/06            (k)                 2,380,175        2,380,175
  Skandinaviska Enskilda Banken
     AB
     5.29%, due 8/7/06            (k)                 2,380,174        2,380,174
  Societe Generale North
     America, Inc.
     5.31%, due 8/1/06            (k)                10,710,785       10,710,785
  UBS AG
     5.34%, due 8/21/06           (k)                 2,380,174        2,380,174
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06            (k)                 2,380,174        2,380,174
                                                                  --------------
  Total Time Deposits
     (Cost $30,942,268)                                               30,942,268
                                                                  --------------
  Total Short-Term Investments
     (Cost $79,391,320)                                               79,391,320
                                                                  --------------
  Total Investments
     (Cost $1,283,863,123)        (l)                     105.3%   1,316,685,800(m)
  Liabilities in Excess of
     Cash and Other Assets                                 (5.3)     (66,167,025)
                                                    -----------   --------------
  Net Assets                                              100.0%  $1,250,518,775
                                                    ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Issue in default.

(b)  Issuer in bankruptcy.

(c) Fair valued security. The total market value of these securities at July 31, 2006 is $4,008, which reflects 0.0% of the Fund's net assets.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  Represents security, or a portion thereof, which is out on loan.

(f) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(g)  Non-income producing security.

(h) Illiquid security. The total market value of these securities at July 31, 2006 is $3,991, which represents 0.0% of the Fund's net assets.

(i)  Restricted security.

(j)  May be sold to institutional investors only.

(k) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.


                                    12 of 13

(l)  The cost for federal income tax purposes is $1,285,175,109.

(m) At July 31, 2006 net unrealized appreciation was $31,510,691, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $64,239,536 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $32,728,845.

Restricted securities held at July 31, 2006:

                                                 PRINCIPAL
                                     DATE OF      AMOUNT/           7/31/06   PERCENTAGE OF
SECURITY                           ACQUISITION     SHARES    COST    VALUE      NET ASSETS
--------                           -----------   ---------   ----   -------   -------------
North Atlantic Trading Co., Inc.
Common Stock                         4/21/04        130       $1       $1        0.0%(a)

(a)  Less than one tenth of a percent.


                                    13 of 13

MAINSTAY MID CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS                                July 31, 2006 unaudited

                                                         SHARES         VALUE
                                                       ----------   ------------
  COMMON STOCKS (100.1%)                     +

  AUTO COMPONENTS (2.1%)
  Autoliv, Inc.                                            38,576   $  2,166,814
  Goodyear Tire & Rubber Co. (The)           (a) (b)       22,525        247,775
  Lear Corp.                                 (b)           23,525        530,959
                                                                    ------------
                                                                       2,945,548
                                                                    ------------
  BEVERAGES (1.1%)
  PepsiAmericas, Inc.                                      67,678      1,529,523
                                                                    ------------
  BUILDING PRODUCTS (0.9%)
  USG Corp.                                  (a) (b)       27,751      1,286,536
                                                                    ------------
  CAPITAL MARKETS (3.5%)
  A.G. Edwards, Inc.                                       39,505      2,131,690
  Federated Investors, Inc. Class B                        12,578        390,044
  Mellon Financial Corp.                                   19,580        685,300
  Northern Trust Corp.                                     30,577      1,745,947
                                                                    ------------
                                                                       4,952,981
                                                                    ------------
  COMMERCIAL BANKS (5.9%)
  Commerce Bancshares, Inc.                                40,443      2,057,740
  First Citizens BancShares, Inc. Class A                   3,084        638,881
  Huntington Bancshares, Inc.                              91,215      2,221,085
& M&T Bank Corp.                                           19,523      2,380,244
  TCF Financial Corp.                                      34,237        921,318
                                                                    ------------
                                                                       8,219,268
                                                                    ------------
  COMMERCIAL SERVICES & SUPPLIES (2.8%)
  Allied Waste Industries, Inc.              (a) (b)       45,106        458,277
  Equifax, Inc.                              (b)           53,940      1,741,183
  Republic Services, Inc.                                  43,358      1,741,257
                                                                    ------------
                                                                       3,940,717
                                                                    ------------
  CONSTRUCTION MATERIALS (0.3%)
  Martin Marietta Materials, Inc.                           5,397        434,566
                                                                    ------------
  CONSUMER FINANCE (1.0%)
  AmeriCredit Corp.                          (a) (b)       53,970      1,327,122
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES (1.3%)
  CIT Group, Inc.                                          27,278      1,252,333
  Leucadia National Corp.                                  20,880        574,826
                                                                    ------------
                                                                       1,827,159
                                                                    ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (1.6%)
  CenturyTel, Inc.                                         58,176      2,243,848
                                                                    ------------
  ELECTRIC UTILITIES (5.7%)
& American Electric Power Co., Inc.                        66,817      2,413,430
& Edison International                                     65,798      2,722,721
& Entergy Corp.                                            36,646      2,825,407



                                     1 of 5

                                                                    ------------
                                                                       7,961,558
                                                                    ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (1.9%)
  Avnet, Inc.                                (a)           84,223      1,532,859
  Tech Data Corp.                            (a)           28,870      1,073,387
                                                                    ------------
                                                                       2,606,246
                                                                    ------------
  FOOD PRODUCTS (0.9%)
  Hershey Co. (The)                          (b)           23,726      1,304,218
                                                                    ------------
  GAS UTILITIES (1.3%)
  Equitable Resources, Inc.                                51,960      1,871,080
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES (3.1%)
& AmerisourceBergen Corp.                                  52,882      2,273,926
  CIGNA Corp.                                              22,012      2,008,595
                                                                    ------------
                                                                       4,282,521
                                                                    ------------
  HOUSEHOLD PRODUCTS (1.9%)
& Clorox Co. (The)                                         41,485      2,486,611
  Energizer Holdings, Inc.                   (a)            3,263        207,625
                                                                    ------------
                                                                       2,694,236
                                                                    ------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (1.6%)
  NRG Energy, Inc.                           (a) (b)       44,082      2,171,038
                                                                    ------------
  INSURANCE (17.7%)
& Ambac Financial Group, Inc.                              28,382      2,358,828
  American Financial Group, Inc.             (b)           46,430      1,955,167
  American National Insurance Co.                           5,228        599,286
  AmerUs Group Co.                           (b)           28,971      1,943,664
  Assurant, Inc.                             (b)           45,958      2,213,797
& Cincinnati Financial Corp.                               49,135      2,317,207
  Lincoln National Corp.                                   22,452      1,272,579
  MBIA, Inc.                                 (b)            8,188        481,536
  Nationwide Financial Services, Inc.
     Class A                                               42,991      1,938,034
  Old Republic International Corp.                         96,852      2,060,042
  Principal Financial Group, Inc.                           7,946        429,084
  SAFECO Corp.                                             33,604      1,805,207
  StanCorp Financial Group, Inc.                           39,572      1,705,157
  Torchmark Corp.                                          36,032      2,178,855
  UnumProvident Corp.                        (b)           97,390      1,580,640
                                                                    ------------
                                                                      24,839,083
                                                                    ------------
  INTERNET & CATALOG RETAIL (0.7%)
  IAC/InterActiveCorp                        (a)           42,899      1,017,135
                                                                    ------------
  IT SERVICES (0.9%)
  Sabre Holdings Corp. Class A                             59,771      1,237,260
                                                                    ------------
  LEISURE EQUIPMENT & PRODUCTS (1.5%)
  Mattel, Inc.                                            118,344      2,134,926
                                                                    ------------
  MACHINERY (2.9%)
  Flowserve Corp.                            (a)           36,626      1,897,227
  SPX Corp.                                                39,081      2,135,777
                                                                    ------------
                                                                       4,033,004
                                                                    ------------
  METALS & MINING (3.1%)
  Steel Dynamics, Inc.                                     32,881      1,907,756
& United States Steel Corp.                                39,121      2,467,361


                                     2 of 5

                                                                    ------------
                                                                       4,375,117
                                                                    ------------
  MULTILINE RETAIL (1.8%)
  Dillard's, Inc. Class A                                  64,311      1,931,259
  J.C. Penney Co., Inc.                                     9,491        597,553
                                                                    ------------
                                                                       2,528,812
                                                                    ------------
  MULTI-UTILITIES (4.6%)
  KeySpan Corp.                                            38,404      1,546,529
& PG&E Corp.                                               67,615      2,818,193
  Wisconsin Energy Corp.                                   49,093      2,071,725
                                                                    ------------
                                                                       6,436,447
                                                                    ------------
  OIL, GAS & CONSUMABLE FUELS (3.2%)
  Hess Corp.                                 (b)           40,524      2,143,720
  Sunoco, Inc.                                             27,287      1,897,538
  W&T Offshore, Inc.                                       13,568        462,126
                                                                    ------------
                                                                       4,503,384
                                                                    ------------
  PAPER & FOREST PRODUCTS (2.5%)
  Louisiana-Pacific Corp.                    (b)           81,747      1,634,940
  MeadWestvaco Corp.                                       70,351      1,837,568
                                                                    ------------
                                                                       3,472,508
                                                                    ------------
  PHARMACEUTICALS (2.9%)
  King Pharmaceuticals, Inc.                 (a) (b)      121,576      2,069,224
  Watson Pharmaceuticals, Inc.               (a)           86,127      1,928,384
                                                                    ------------
                                                                       3,997,608
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS (3.2%)
  Annaly Mortgage Management, Inc.           (b)          153,125      1,961,531
  Duke Realty Corp.                                        21,151        788,086
  New Century Financial Corp.                (b)           39,359      1,718,414
                                                                    ------------
                                                                       4,468,031
                                                                    ------------
  ROAD & RAIL (4.2%)
  CSX Corp.                                                36,476      2,213,364
  Laidlaw International, Inc.                              63,715      1,688,447
  Norfolk Southern Corp.                                      672         29,178
  Ryder System, Inc.                                       37,972      1,913,789
                                                                    ------------
                                                                       5,844,778
                                                                    ------------
  SOFTWARE (1.2%)
  Fair Isaac Corp.                                         50,888      1,718,997
                                                                    ------------
  SPECIALTY RETAIL (3.6%)
  AutoNation, Inc.                           (a)           73,018      1,438,455
  Circuit City Stores, Inc.                                70,150      1,718,675
  OfficeMax, Inc.                                          45,412      1,866,887
                                                                    ------------
                                                                       5,024,017
                                                                    ------------
  THRIFTS & MORTGAGE FINANCE (5.5%)
  Astoria Financial Corp.                                  67,836      2,018,121
  MGIC Investment Corp.                                    26,346      1,499,351
  PMI Group, Inc. (The)                                    48,438      2,056,677
  Radian Group, Inc.                                       33,969      2,090,113
                                                                    ------------
                                                                       7,664,262
                                                                    ------------
  TOBACCO (1.0%)
  UST, Inc.                                                28,947      1,463,271
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS (1.3%)
  GATX Corp.                                               46,815      1,834,680
                                                                    ------------


                                     3 of 5

  WIRELESS TELECOMMUNICATION SERVICES
     (1.4%)
  Crown Castle International Corp.           (a)           54,165      1,908,233
                                                                    ------------
  Total Common Stocks
     (Cost $133,270,243)                                             140,099,718
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  SHORT-TERM INVESTMENTS (12.6%)

  COMMERCIAL PAPER (4.2%)
  Barton Capital LLC
     5.272%, due 8/2/06                      (c)       $  531,000        531,000
     5.33%, due 8/15/06                      (c)          531,000        531,000
  Charta LLC
     5.405%, due 9/11/06                     (c)          531,000        531,000
  Den Danske Bank
     5.299%, due 8/8/06                      (c)          531,001        531,001
  Galaxy Funding
     5.408%, due 9/19/06                     (c)          531,000        531,000
  General Electric Capital Corp.
     5.274%, due 8/3/06                      (c)          531,000        531,000
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                     (c)          531,000        531,000
  Old Line Funding LLC
     5.417%, due 9/12/06                     (c)          531,001        531,001
  Ranger Funding LLC
     5.265%, due 8/1/06                      (c)          531,000        531,000
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                     (c)          531,000        531,000
  Westpac
     5.416%, due 9/15/06                     (c)          531,000        531,000
                                                                    ------------
  Total Commercial Paper
     (Cost $5,841,002)                                                 5,841,002
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  INVESTMENT COMPANY (2.8%)
  BGI Institutional Money Market Fund        (c)        3,895,642      3,895,642
                                                                    ------------
  Total Investment Company
     (Cost $3,895,642)                                                 3,895,642
                                                                    ------------


                                     4 of 5

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  REPURCHASE AGREEMENT (0.7%)
  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $1,072,162
     (Collateralized by various bonds
     with a Principal Amount of $1,082,050
     and a Market Value of $1,107,823)       (c)       $1,072,001      1,072,001
                                                                    ------------
  Total Repurchase Agreement
     (Cost $1,072,001)                                                 1,072,001
                                                                    ------------
  TIME DEPOSITS (4.9%)
  Bank of America
     5.27%, due 9/22/06                      (c) (d)    1,062,000      1,062,000
  Bank of Montreal
     5.35%, due 8/28/06                      (c)          531,000        531,000
  Calyon
     5.265%, due 8/2/06                      (c)          796,500        796,500
  Deutsche Bank
     5.30%, due 8/9/06                       (c)          531,000        531,000
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                       (c)          531,000        531,000
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                       (c)        2,389,501      2,389,501
  UBS AG
     5.34%, due 8/21/06                      (c)          531,000        531,000
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                       (c)          531,001        531,001
                                                                    ------------
  Total Time Deposits
     (Cost $6,903,002)                                                 6,903,002
                                                                    ------------
  Total Short-Term Investments
     (Cost $17,711,647)                                               17,711,647
                                                                    ------------
  Total Investments
     (Cost $150,981,890)                     (e)            112.7%   157,811,365(f)
  Liabilities in Excess of
     Cash and Other Assets                                  (12.7)   (17,844,661)
                                                       ----------   ------------
  Net Assets                                                100.0%  $139,966,704
                                                       ==========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  The cost for federal income tax purposes is $151,092,029.

(f) At July 31, 2006 net unrealized appreciation was $6,719,336, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,197,529 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,478,193.


                                     5 of 5

MAINSTAY SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                      SHARES           VALUE
                                                   ------------   --------------
  COMMON STOCKS (99.4%)                  +

  AEROSPACE & DEFENSE (1.2%)
  AAR Corp.                              (a) (b)        224,712   $    5,321,180
  Orbital Sciences Corp.                 (a)            466,445        8,354,030
  Triumph Group, Inc.                    (a)             39,273        1,884,711
                                                                  --------------
                                                                      15,559,921
                                                                  --------------
  AIR FREIGHT & LOGISTICS (0.1%)
  Atlas Air Worldwide Holdings, Inc.     (a)             29,973        1,260,664
                                                                  --------------
  AIRLINES (1.2%)
  Mesa Air Group, Inc.                   (a) (b)        152,330        1,288,712
  SkyWest, Inc.                                         623,895       15,129,454
                                                                  --------------
                                                                      16,418,166
                                                                  --------------
  AUTO COMPONENTS (0.6%)
  Aftermarket Technology Corp.           (a)            149,841        3,275,524
  American Axle & Manufacturing
     Holdings, Inc.                      (b)            119,895        1,963,880
  Tenneco, Inc.                          (a)            101,716        2,362,863
                                                                  --------------
                                                                       7,602,267
                                                                  --------------
  BIOTECHNOLOGY (0.1%)
  Vertex Pharmaceuticals, Inc.           (a)             35,508        1,190,228
                                                                  --------------
  BUILDING PRODUCTS (0.4%)
  Ameron International Corp.                             18,330        1,032,529
  Universal Forest Products, Inc.                        77,920        3,957,557
                                                                  --------------
                                                                       4,990,086
                                                                  --------------
  CAPITAL MARKETS (2.3%)
  Capital Southwest Corp.                (b)             20,015        2,125,793
  Investment Technology Group, Inc.      (a)            132,566        6,676,024
  Knight Capital Group, Inc. Class A     (a)            508,027        8,402,767
  LaBranche & Co., Inc.                  (a) (b)        446,783        4,414,216
  Piper Jaffray Cos., Inc.               (a)             91,012        4,658,904
  SWS Group, Inc.                                        85,101        2,218,583
  Waddell & Reed Financial, Inc.
     Class A                                            100,226        2,181,920
                                                                  --------------
                                                                      30,678,207
                                                                  --------------
  CHEMICALS (1.3%)
  A. Schulman, Inc.                                     175,494        3,839,809
  H.B. Fuller Co.                                       150,863        6,031,503
  OM Group, Inc.                         (a)             94,440        3,316,733
  PolyOne Corp.                          (a)            149,132        1,245,252
  Sensient Technologies Corp.                            47,383          944,817
  Spartech Corp.                                         72,791        1,680,016
                                                                  --------------
                                                                      17,058,130
                                                                  --------------
  COMMERCIAL BANKS (1.7%)


                                     1 of 9

  Columbia Banking System, Inc.                          60,109        1,877,204
  First Community Bancorp                (b)            176,315        9,676,167
  Frontier Financial Corp.                               43,938        1,697,325
  Greater Bay Bancorp                                    67,291        1,927,214
  Hancock Holding Co.                                    73,864        3,811,382
  Intervest Bancshares Corp.             (a)             20,866          925,407
  Provident Bankshares Corp.                             37,363        1,373,838
  Sterling Financial Corp.                               58,496        1,870,117
                                                                  --------------
                                                                      23,158,654
                                                                  --------------
  COMMERCIAL SERVICES & SUPPLIES
     (1.8%)
  CBIZ, Inc.                             (a) (b)        304,746        2,249,025
  FTI Consulting, Inc.                   (a) (b)        344,923        9,054,229
  Heidrick & Struggles International,
     Inc.                                (a)             32,701        1,056,896
  IKON Office Solutions, Inc.                           417,494        5,765,592
  PHH Corp.                              (a)            109,523        2,739,170
  Watson Wyatt Worldwide, Inc.                          110,429        3,639,740
                                                                  --------------
                                                                      24,504,652
                                                                  --------------
  COMMUNICATIONS EQUIPMENT (0.7%)
  Anaren, Inc.                           (a)             76,891        1,374,042
  CommScope, Inc.                        (a)             63,666        1,988,289
  Sycamore Networks, Inc.                (a)          1,560,712        5,680,992
                                                                  --------------
                                                                       9,043,323
                                                                  --------------
  COMPUTERS & PERIPHERALS (1.4%)
  Brocade Communications Systems,
    Inc.                                 (a)          2,052,776       12,850,378
  Electronics for Imaging, Inc.          (a)            277,991        5,609,858
                                                                  --------------
                                                                      18,460,236
                                                                  --------------
  CONSTRUCTION & ENGINEERING (3.1%)
  EMCOR Group, Inc.                      (a)            318,024       16,384,597
  Perini Corp.                           (a)             58,701        1,327,817
  URS Corp.                              (a)            224,949        8,907,980
  Washington Group International,
     Inc.                                               267,929       14,468,166
                                                                  --------------
                                                                      41,088,560
                                                                  --------------
  CONSTRUCTION MATERIALS (0.3%)
  Headwaters, Inc.                       (a) (b)        192,588        4,456,486
                                                                  --------------
  CONSUMER FINANCE (1.2%)
  Advanta Corp. Class B                                 279,784       10,080,618
  Cash America International, Inc.                      159,815        5,473,664
                                                                  --------------
                                                                      15,554,282
                                                                  --------------
  CONTAINERS & PACKAGING (0.3%)
  Greif, Inc. Class A                                    17,854        1,235,675
  Silgan Holdings, Inc.                                  91,737        3,395,186
                                                                  --------------
                                                                       4,630,861
                                                                  --------------
  DIVERSIFIED TELECOMMUNICATION
     SERVICES (0.8%)
  Talk America Holdings, Inc.            (a) (b)        460,594        2,731,322
  Time Warner Telecom, Inc. Class A      (a) (b)        449,762        7,533,514
                                                                  --------------
                                                                      10,264,836
                                                                  --------------
  ELECTRIC UTILITIES (2.8%)
  Cleco Corp.                                           504,586       12,473,366
  Idacorp, Inc.                                         112,173        4,181,809


                                     2 of 9

  Sierra Pacific Resources               (a)            170,251        2,460,127
  Westar Energy, Inc.                                   783,213       18,092,220
                                                                  --------------
                                                                      37,207,522
                                                                  --------------
  ELECTRICAL EQUIPMENT (2.2%)
  A.O. Smith Corp.                                       33,937        1,454,540
  Belden CDT, Inc.                                       41,865        1,358,519
  General Cable Corp.                    (a)            295,851       10,561,881
  Regal-Beloit Corp.                     (b)            384,709       15,292,183
                                                                  --------------
                                                                      28,667,123
                                                                  --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (1.2%)
  Global Imaging Systems, Inc.           (a)             64,629        2,732,514
  Park Electrochemical Corp.                             70,170        1,728,287
  Paxar Corp.                            (a)             54,893        1,011,129
  Plexus Corp.                           (a)             57,355        1,429,287
  Rofin-Sinar Technologies, Inc.         (a)             75,728        4,076,438
  Technitrol, Inc.                                      183,875        4,556,423
                                                                  --------------
                                                                      15,534,078
                                                                  --------------
  ENERGY EQUIPMENT & SERVICES (3.5%)
  Hanover Compressor Co.                 (a) (b)        147,860        2,809,340
  Helmerich & Payne, Inc.                                33,714          933,204
  NS Group, Inc.                         (a)            119,303        6,034,346
  Universal Compression Holdings,
     Inc.                                (a)            103,322        6,581,611
& Veritas DGC, Inc.                      (a) (b)        539,533       30,899,055
                                                                  --------------
                                                                      47,257,556
                                                                  --------------
  FOOD & STAPLES RETAILING (1.2%)
  Casey's General Stores, Inc.                           10,884          246,305
  Ingles Markets, Inc. Class A                          170,856        3,425,663
  Performance Food Group Co.             (a) (b)        445,939       12,428,320
                                                                  --------------
                                                                      16,100,288
                                                                  --------------
  FOOD PRODUCTS (2.7%)
  Chiquita Brands International, Inc.                 1,032,037       13,870,577
  Corn Products International, Inc.                      30,764        1,023,211
  Gold Kist, Inc.                        (a)            526,872        7,370,939
  Hain Celestial Group, Inc.             (a)            169,834        3,668,414
  Lance, Inc.                                            54,223        1,292,134
  Seaboard Corp.                         (b)              7,534        8,588,760
                                                                  --------------
                                                                      35,814,035
                                                                  --------------
  GAS UTILITIES (0.3%)
  Southwest Gas Corp.                                   138,293        4,553,989
                                                                  --------------
  HEALTH CARE EQUIPMENT & SUPPLIES
     (0.8%)
  Hologic, Inc.                          (a)             47,641        2,139,557
  Viasys Healthcare, Inc.                (a)            349,102        8,992,868
                                                                  --------------
                                                                      11,132,425
                                                                  --------------
  HEALTH CARE PROVIDERS & SERVICES
     (3.4%)
  Kindred Healthcare, Inc.               (a)            761,838       20,135,378
  Odyssey HealthCare, Inc.               (a) (b)          5,461           98,353
  Res-Care, Inc.                         (a)             91,030        1,731,391
& Sunrise Senior Living, Inc.            (a) (b)        804,258       23,226,971
                                                                  --------------
                                                                      45,192,093
                                                                  --------------


                                     3 of 9

  HEALTH CARE TECHNOLOGY (0.1%)
  Per-Se Technologies, Inc.              (a) (b)         69,006        1,647,173
                                                                  --------------
  HOTELS, RESTAURANTS & LEISURE
     (3.7%)
  Bob Evans Farms, Inc.                                  70,887        1,952,228
  Jack in the Box, Inc.                  (a)             48,014        1,893,672
  Landry's Restaurants, Inc.                             31,018          877,499
  O'Charley's, Inc.                      (a)             94,129        1,506,064
  Papa John's International, Inc.        (a)            377,343       12,127,804
  Six Flags, Inc.                        (a) (b)      1,724,597        9,105,872
& Vail Resorts, Inc.                     (a) (b)        632,099       21,851,662
                                                                  --------------
                                                                      49,314,801
                                                                  --------------
  HOUSEHOLD DURABLES (2.1%)
  Avatar Holdings, Inc.                  (a) (b)         24,870        1,396,948
  Ethan Allen Interiors, Inc.            (b)            146,320        5,460,662
  Furniture Brands International,
     Inc.                                (b)            738,609       14,816,497
  National Presto Industries, Inc.                      110,900        5,993,036
                                                                  --------------
                                                                      27,667,143
                                                                  --------------
  INSURANCE (18.9%)
  21st Century Insurance Group                           84,888        1,313,217
  American Equity Investment Life
     Holding Co.                         (b)          1,010,528       11,004,650
  American Physicians Capital, Inc.      (a)            151,504        7,020,695
  AmerUs Group Co.                       (b)             30,375        2,037,859
  Argonaut Group, Inc.                   (a)            633,568       18,474,843
  Delphi Financial Group, Inc.
     Class A                                            166,951        6,359,164
  FBL Financial Group, Inc. Class A                     102,233        3,237,719
  FPIC Insurance Group, Inc.             (a) (b)        138,485        5,352,445
  Harleysville Group, Inc.                              109,604        3,477,735
  Hilb, Rogal & Hobbs Co.                               108,562        4,396,761
  Horace Mann Educators Corp.                            80,791        1,371,023
  Infinity Property & Casualty Corp.                    117,618        4,832,924
& LandAmerica Financial Group, Inc.      (b)            450,348       28,745,713
  Midland Co. (The)                                      44,179        1,656,713
  National Western Life Insurance Co.
     Class A                                             11,786        2,710,780
  Navigators Group, Inc.                 (a)            109,495        4,654,632
  Odyssey Re Holdings Corp.              (b)             44,197        1,188,899
& Ohio Casualty Corp.                                   847,972       21,979,434
  Phoenix Cos., Inc. (The)                            1,197,378       16,284,341
  Presidential Life Corp.                                47,465        1,145,805
  ProAssurance Corp.                     (a)            153,029        7,607,072
  RLI Corp.                                             358,307       16,940,755
  Safety Insurance Group, Inc.                          236,332       12,539,776
& Selective Insurance Group, Inc.                       409,158       20,867,058
  State Auto Financial Corp.                             55,795        1,685,009
  Stewart Information Services Corp.     (b)            318,400       10,946,592
  United Fire & Casualty Co.                            490,304       14,640,477
& Zenith National Insurance Corp.                       504,174       20,156,877
                                                                  --------------
                                                                     252,628,968
                                                                  --------------
  INTERNET SOFTWARE & SERVICES (0.7%)
  EarthLink, Inc.                        (a)            219,689        1,583,958
  RealNetworks, Inc.                     (a)            638,507        6,378,685
  SonicWALL, Inc.                        (a)            121,961        1,219,610
                                                                  --------------
                                                                       9,182,253
                                                                  --------------
  IT SERVICES (0.5%)
  Gartner, Inc.                          (a)             96,657        1,376,396


                                     4 of 9

  MPS Group, Inc.                        (a)            297,588        3,865,668
  SYKES Enterprises, Inc.                (a)             77,492        1,264,669
                                                                  --------------
                                                                       6,506,733
                                                                  --------------
  LEISURE EQUIPMENT & PRODUCTS (0.1%)
  Jakks Pacific, Inc.                    (a) (b)        110,378        1,820,133
                                                                  --------------
  LIFE SCIENCES TOOLS & SERVICES
     (0.1%)
  Molecular Devices Corp.                (a)             50,455        1,165,006
                                                                  --------------
  MACHINERY (3.9%)
  Albany International Corp. Class A                     43,780        1,573,015
  Barnes Group, Inc.                                    101,260        1,722,433
  Circor International, Inc.                             83,557        2,327,062
  Crane Co.                                              27,142        1,042,253
  EnPro Industries, Inc.                 (a) (b)        146,342        4,577,578
  Flowserve Corp.                        (a)             69,109        3,579,846
  Kennametal, Inc.                                       40,194        2,140,331
  Manitowoc Co., Inc. (The)                              66,638        2,616,208
& NACCO Industries, Inc. Class A                        160,111       22,122,537
  Nordson Corp.                                         117,360        5,339,880
  Trinity Industries, Inc.               (b)             76,026        2,540,789
  Valmont Industries, Inc.                               35,266        1,793,276
                                                                  --------------
                                                                      51,375,208
                                                                  --------------
  MARINE (0.2%)
  Kirby Corp.                            (a)            100,529        3,227,986
                                                                  --------------
  MEDIA (1.1%)
  Belo Corp. Class A                                     92,612        1,492,905
  Lin TV Corp. Class A                   (a) (b)        192,321        1,265,472
  Media General, Inc. Class A                            27,939        1,017,818
  RCN Corp.                              (a) (b)        361,695        8,680,680
  Westwood One, Inc.                                    363,215        2,419,012
                                                                  --------------
                                                                      14,875,887
                                                                  --------------
  METALS & MINING (5.3%)
  A.M. Castle & Co.                                     283,754        9,386,582
  Commercial Metals Co.                                 120,779        2,740,476
  Metal Management, Inc.                                168,126        4,788,229
  Olympic Steel, Inc.                                    68,219        2,399,262
  Oregon Steel Mills, Inc.               (a)            241,216       11,153,828
  Reliance Steel & Aluminum Co.                         237,548        8,516,096
& Ryerson, Inc.                          (b)            988,501       26,738,952
  Schnitzer Steel Industries, Inc.
     Class A                                             67,747        2,296,623
  Steel Technologies, Inc.                              114,056        2,647,240
                                                                  --------------
                                                                      70,667,288
                                                                  --------------
  MULTI-UTILITIES (0.5%)
  Aquila, Inc.                           (a)            294,383        1,307,061
  Avista Corp.                                          191,964        4,795,261
                                                                  --------------
                                                                       6,102,322
                                                                  --------------
  OIL, GAS & CONSUMABLE FUELS (4.4%)
  Callon Petroleum Co.                   (a)            763,126       14,232,300
  Cimarex Energy Co.                     (b)             84,476        3,449,155
  Foundation Coal Holdings, Inc.                         45,628        1,740,252
  Giant Industries, Inc.                 (a)            255,494       18,244,827
  Holly Corp.                                           133,562        6,758,237


                                     5 of 9

  Overseas Shipholding Group, Inc.                       57,405        3,696,308
  Penn Virginia Corp.                                    23,163        1,581,106
  St. Mary Land & Exploration Co.        (b)            170,060        7,312,580
  W&T Offshore, Inc.                     (b)             29,855        1,016,861
                                                                  --------------
                                                                      58,031,626
                                                                  --------------
  PAPER & FOREST PRODUCTS (0.3%)
  Glatfelter                                            222,562        3,471,967
                                                                  --------------
  PHARMACEUTICALS (0.2%)
  Alpharma, Inc. Class A                                 65,607        1,481,406
  Perrigo Co.                                           100,401        1,590,352
                                                                  --------------
                                                                       3,071,758
                                                                  --------------
  REAL ESTATE INVESTMENT TRUSTS
     (3.9%)
  DiamondRock Hospitality Co.                           154,943        2,489,934
  FelCor Lodging Trust, Inc.                            737,154       16,217,388
  Gramercy Capital Corp.                                 61,177        1,563,684
  Kilroy Realty Corp.                                    56,653        4,186,090
  LaSalle Hotel Properties                              481,524       19,891,756
  Luminent Mortgage Capital, Inc.                       372,146        3,591,209
  National Retail Properties, Inc.       (b)             93,158        1,941,413
  PS Business Parks, Inc.                                18,939        1,136,340
  Redwood Trust, Inc.                    (b)             33,804        1,608,394
                                                                  --------------
                                                                      52,626,208
                                                                  --------------
  REAL ESTATE MANAGEMENT &
     DEVELOPMENT (0.7%)
  Trammell Crow Co.                      (a) (b)        251,976        8,683,093
                                                                  --------------
  ROAD & RAIL (2.7%)
  AMERCO                                 (a)             97,023        8,557,429
  Arkansas Best Corp.                                   142,082        6,312,703
  Dollar Thrifty Automotive Group,
     Inc.                                (a)            263,450       11,792,022
  Florida East Coast Industries, Inc.                    25,301        1,185,099
  Genesee & Wyoming, Inc. Class A        (a)             52,002        1,368,173
  Kansas City Southern                   (a) (b)        261,524        6,438,721
                                                                  --------------
                                                                      35,654,147
                                                                  --------------
  SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT (1.8%)
  MKS Instruments, Inc.                  (a)            277,727        5,740,617
  Zoran Corp.                            (a)          1,159,437       18,608,964
                                                                  --------------
                                                                      24,349,581
                                                                  --------------
  SOFTWARE (1.3%)
  Altiris, Inc.                          (a)             61,443        1,060,506
  Ansys, Inc.                            (a)             56,123        2,575,484
  Aspen Technology, Inc.                 (a) (b)        106,394        1,286,303
  Blackbaud, Inc.                                        46,414          968,196
  THQ, Inc.                              (a) (b)        532,889       12,091,251
                                                                  --------------
                                                                      17,981,740
                                                                  --------------
  SPECIALTY RETAIL (6.2%)
  Asbury Automotive Group, Inc.          (a)            129,735        2,603,781
  Borders Group, Inc.                                   150,767        2,866,081
  Charming Shoppes, Inc.                 (a)            445,762        4,595,806
  Group 1 Automotive, Inc.               (b)            220,340       13,511,249
  Pantry, Inc. (The)                     (a)             37,085        1,827,920


                                     6 of 9

& Payless ShoeSource, Inc.               (a)          1,130,652       29,261,274
  Pier 1 Imports, Inc.                   (b)            301,567        2,050,656
  Rent-A-Center, Inc.                    (a)             72,171        1,943,565
  Sonic Automotive, Inc.                 (b)            283,732        6,525,836
  Stage Stores, Inc.                                    392,656       11,646,177
  United Auto Group, Inc.                               279,323        5,974,719
                                                                  --------------
                                                                      82,807,064
                                                                  --------------
  TEXTILES, APPAREL & LUXURY GOODS
     (0.8%)
  Brown Shoe Co., Inc.                                  207,956        6,733,615
  Kellwood Co.                                          158,978        4,204,968
                                                                  --------------
                                                                      10,938,583
                                                                  --------------
  THRIFTS & MORTGAGE FINANCE (2.6%)
  Accredited Home Lenders Holding Co.    (a)             66,119        2,997,174
  BankUnited Financial Corp. Class A                    126,602        3,746,153
  Corus Bankshares, Inc.                 (b)            101,203        2,336,777
  Doral Financial Corp.                  (b)          1,002,255        5,131,546
  Federal Agricultural Mortgage Corp.
     Class C                                             58,108        1,559,038
  FirstFed Financial Corp.               (a) (b)        148,893        8,405,010
  Franklin Bank Corp.                    (a)             86,654        1,681,954
  Fremont General Corp.                                     445            7,899
  MAF Bancorp, Inc.                                      36,021        1,476,861
  Ocwen Financial Corp.                  (a)            156,522        2,172,525
  Provident Financial Services, Inc.                     59,191        1,067,806
  TierOne Corp.                                         108,316        3,684,910
                                                                  --------------
                                                                      34,267,653
                                                                  --------------
  TRADING COMPANIES & DISTRIBUTORS
     (0.6%)
  GATX Corp.                             (b)            205,553        8,055,622
                                                                  --------------
  WIRELESS TELECOMMUNICATION SERVICES
     (0.1%)
  SBA Communications Corp. Class A       (a)             71,658       1,711,193
                                                                  --------------
  Total Common Stocks
     (Cost $1,286,751,241)                                         1,325,209,804
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   ------------   --------------
  SHORT-TERM INVESTMENTS (18.0%)

  COMMERCIAL PAPER (5.9%)

  Barton Capital LLC
     5.272%, due 8/2/06                  (c)       $  7,088,826        7,088,826
     5.33%, due 8/15/06                  (c)          7,088,826        7,088,826
  Charta LLC
     5.405%, due 9/11/06                 (c)          7,088,826        7,088,826
  Den Danske Bank
     5.299%, due 8/8/06                  (c)          7,088,826        7,088,826
  Galaxy Funding
     5.408%, due 9/19/06                 (c)          7,088,826        7,088,826
  General Electric Capital Corp.
     5.274%, due 8/3/06                  (c)          7,088,826        7,088,826
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                 (c)          7,088,826        7,088,826
  Old Line Funding LLC
     5.417%, due 9/12/06                 (c)          7,088,826        7,088,826
  Ranger Funding LLC


                                     7 of 9

     5.265%, due 8/1/06                  (c)          7,088,826        7,088,826
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                 (c)          7,088,826        7,088,826
  Westpac
     5.416%, due 9/15/06                 (c)          7,088,826        7,088,826
                                                                  --------------
  Total Commercial Paper
     (Cost $77,977,086)                                               77,977,086
                                                                  --------------


                                                      SHARES           VALUE
                                                   ------------   --------------
  INVESTMENT COMPANY (3.9%)
  BGI Institutional Money Market Fund    (c)         52,006,614       52,006,614
                                                                  --------------
  Total Investment Company
     (Cost $52,006,614)                                               52,006,614
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   ------------   --------------
  REPURCHASE AGREEMENT (1.1%)

  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $14,313,309
     (Collateralized by various bonds
     with a Principal Amount of
     $14,445,307 and a Market Value
     of $14,789,380)                     (c)       $ 14,311,154       14,311,154
                                                                  --------------
  Total Repurchase Agreement
     (Cost $14,311,154)                                               14,311,154
                                                                  --------------
  TIME DEPOSITS (6.9%)
  Bank of America
     5.27%, due 9/22/06                  (c) (d)     14,177,651       14,177,651
  Bank of Montreal
     5.35%, due 8/28/06                  (c)          7,088,825        7,088,825
  Calyon
     5.265%, due 8/2/06                  (c)         10,633,238       10,633,238
  Deutsche Bank
     5.30%, due 8/9/06                   (c)          7,088,825        7,088,825
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                   (c)          7,088,825        7,088,825
  Societe Generale North America,
     Inc.
     5.31%, due 8/1/06                   (c)         31,899,714       31,899,714
  UBS AG
     5.34%, due 8/21/06                  (c)          7,088,825        7,088,825
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                   (c)          7,088,825        7,088,825
                                                                  --------------
  Total Time Deposits
     (Cost $92,154,728)                                               92,154,728
                                                                  --------------


                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   ------------   --------------
  U.S. GOVERNMENT (0.2%)
  United States Treasury Bills
     4.931%, due 10/19/06                (e)          1,500,000        1,483,962
     4.946%, due 10/26/06                (e)          1,500,000        1,482,524
                                                                  --------------
                                                                       2,966,486
                                                                  --------------
  Total U.S. Government
     (Cost $2,965,867)                                                 2,966,486
                                                                  --------------
  Total Short-Term Investments
     (Cost $239,415,449)                                             239,416,068
                                                                  --------------


                                     8 of 9

  Total Investments
     (Cost $1,526,166,690)               (f)              117.4%   1,564,625,872(g)
  Liabilities in Excess of
     Cash and Other Assets                                (17.4)    (231,335,930)
                                                   ------------   --------------
  Net Assets                                              100.0%  $1,333,289,942
                                                   ============   ==============

                                                     CONTRACTS      UNREALIZED
                                                       LONG       APPRECIATION(h)
                                                   ------------   --------------
  FUTURES CONTRACTS (0.0%)               ++
  Standard and Poor's 500 Index
     September 2006                                           3   $       16,325
                                                                  --------------
  Total Futures Contracts
     (Settlement Value $961,350)                                  $       16,325
                                                                  ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e) Segregated, partially segregated or designated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $1,529,809,472.

(g) At July 31, 2006 net unrealized appreciation was $34,816,400, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $87,013,143 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $52,196,743.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2006.


                                     9 of 9

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3.  Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:  /s/ Christopher O. Blunt
   ------------------------------------
    CHRISTOPHER O. BLUNT
    President


Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christopher O. Blunt
   ------------------------------------
   CHRISTOPHER O. BLUNT
   President


Date: September 28, 2006

By: /s/ Arphiela Arizmendi
   -----------------------------------
   ARPHIELA ARIZMENDI
   Treasurer and Principal Financial and
        Accounting Officer

Date: September 28, 2006